CONDENSED STATEMENT OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
CONDENSED STATEMENT OF OPERATIONS (UNAUDITED)
Net sales	$ 210,903	$ 106,937	$ 281,346	$ 106,937	$ 259,962
Cost of sales	144,592	107,497	212,469	107,497	219,762
Gross profit	66,311	(560)	68,877	(560)	40,200
Operating expenses	86,149	31,764	165,587	39,613	194,346	$ 101,118
Operating loss	(19,838)	(32,324)	(96,710)	(40,173)	(154,146)	(101,118)
Other income (expense)
Loss on derivative liabilities	(629,782)	0	(727,344)	0	1,200,712
Interest expense	(3,366)	0	(17,168)	0	(341,975)
Other expense	315	1,760	0	1,760	674
Total other income (expense)	(632,833)	(1,760)	(744,512)	(1,760)	(1,543,361)
Net loss	$ (652,671)	$ (34,084)	$ (841,222)	$ (41,933)	$ (1,697,507)	$ (101,118)
Net loss per share - basic and diluted	$ (0.03)	$ (0.02)	$ (0.05)	$ (0.03)	$ (1.01)	$ (0.07)
Weighted average number of common shares - basic and diluted	21,952,470	1,502,470	17,776,646	1,462,419	1,688,460	1,435,046